Schedule of Future Minimum Principal Payments of Debt (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2022 (for the remainder of)	$ 60,180
2023	72,118	$ 6,947,056
2024	18,255	93,943
2025	7,299	18,267
2026		7,332
2026
Long-term Debt, Total	$ 157,852	$ 7,066,598